Insurance contracts and private pension - Schedule of Claims Development (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of actual claims compared with previous estimates [line items]
Accumulated payments through base date	R$ 7,028
Liabilities recognized in the balance sheet	732
Liabilities in relation to prior periods	19
Other estimates	32
Adjustment to present value	(46)
Risk adjustment to non-financial risk	43
Liability For Claims Incurred At 12/31/2025	780
12/31/2020
Disclosure of actual claims compared with previous estimates [line items]
At the end of event period					R$ 1,265
After 1 year					1,530
After 2 years					1,571
After 3 years					1,584
After 4 years					1,596
Accumulated payments through base date					R$ 1,562
12/31/2022
Disclosure of actual claims compared with previous estimates [line items]
At the end of event period				R$ 1,167
After 1 year				1,416
After 2 years				1,444
After 3 years				1,460
Accumulated payments through base date				R$ 1,445
12/31/2023
Disclosure of actual claims compared with previous estimates [line items]
At the end of event period			R$ 1,125
After 1 year			1,383
After 2 years			1,421
Accumulated payments through base date			R$ 1,409
12/31/2024
Disclosure of actual claims compared with previous estimates [line items]
At the end of event period		R$ 1,205
After 1 year		1,467
Accumulated payments through base date		R$ 1,457
12/31/2025
Disclosure of actual claims compared with previous estimates [line items]
At the end of event period	1,240
Accumulated payments through base date	R$ 1,155